Filed Pursuant to Rule 485(b)

      As filed with the Securities and Exchange Commission on May 30, 2000.

                       Registration No. 33-19229; 811-5430
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (  X  )
                                                         -----
               Pre-Effective Amendment No.  _____       (_____)

               Post-Effective Amendment No.  56         (  X  )
                                            -----        -----


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (  X  )
                                                                 -----

               Amendment No.  58                        (  X  )
                                                         -----


                        (Check appropriate box or boxes)

                                   SSgA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                  909 A Street
                            Tacoma, Washington 98402
                    (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (253) 627-7001

Name and Address of                                    Copies to:
-------------------                                    ---------
Agent for Service:
-----------------
Karl J. Ege                                            Philip H. Newman, Esq.
Secretary and General Counsel                          Goodwin, Procter & Hoar
Frank Russell Investment Management Company            Exchange Place
909 A Street                                           Boston, Massachusetts  02109
Tacoma, Washington  98402

            Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485:
        (_X_) immediately upon filing pursuant to paragraph (b)
        (   ) on (_____________) pursuant to paragraph (b)
        (   ) 60 days after filing pursuant to paragraph (a)
        (   ) on (date) pursuant to paragraph (a)(1)
        (   ) 75 days after filing pursuant to paragraph (a)(2)
        (   ) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:
        (_X_) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SSgA FUNDS

                         Form N-1A Cross Reference Sheet

               PART A ITEM NUMBER AND CAPTION                             PROSPECTUS CAPTION
1.       Front and Back Cover Pages                       Front and Back Cover Pages

2.       Risk/Return Summary:  Investments, Risks and     Investment Objectives and Principal Investment
         Performance                                      Strategies; Additional Information about the
                                                          Fund's Objectives Investment Strategies
                                                          and Risks; Principal Risks; Risk and Return

3.       Risk/Return Summary:  Fee Table                  Risk and Return

4.       Investment Objectives, Principal Strategies,     Investment Objectives and Principal Investment Strategies;
         and Related Risks                                Principal Risks;
         (a)                                              Investment Objective

         (b)                                              Investment Objectives and Principal Investment Strategies;
                                                          Portfolio Turnover; Additional Information about the Fund's Objectives,
                                                          Investment Strategies and Risks

         (c)                                              Principal Risks

5.       Management's Discussion of Fund Performance      Annual Reports to Shareholders

6.       Management, Organization and Capital Structure   Management of the Fund
         (a)(1), (2)                                      Investment Advisor

         (a)(3)                                           Not Applicable

         (b)                                              Not Applicable

7.       Shareholder Information

         (a)                                              Pricing of Fund Shares

         (b)                                              Purchase of Fund Shares

         (c)                                              Redemption of Fund Shares

         (d)                                              Dividends and Distributions

         (e)                                              Taxes

         (f)                                              Not Applicable

8.       Distribution Arrangements

         (a)                                              Fees and Expenses of the Fund

         (b)                                              Fees and Expenses of the Fund

         (c)                                              Not Applicable

9.       Financial Highlights Information                 Financial Highlights

                 PART B ITEM NUMBER AND CAPTION                STATEMENT OF ADDITIONAL INFORMATION CAPTION
10.      Cover Page and Table of Contents                 Cover Page and Table of Contents

11.      Fund History                                     Fund History

12.      Description of the Fund and Its Investments      Description of the Fund and its Investment Risks
         and Risks
         (a)                                              Description of the Fund and its Investment Risks

         (b)                                              Investment Strategies; Investment Risks

         (c)                                              Investment Restrictions

         (d)                                              Temporary Defensive Position

         (e)                                              Portfolio Turnover

13.      Management of the Fund

         (a), (b), (c)                                    Board of Trustees and Officers

         (d)                                              Compensation

         (d)                                              Not Applicable

14.      Control Persons and Principal Holders of         Controlling and Principal Shareholders
         Securities
         (a), (b), (c)                                    Controlling and Principal Shareholders

15.      Investment Advisory and Other Services           Investment Advisory and Other  Services

         (a)                                              Advisor

         (b)                                              Distributor

         (c), (d)                                         Distribution and Shareholder Servicing Arrangements

         (e)                                              Not Applicable

         (f)                                              Not Applicable

         (g)                                              Distribution Plan and Shareholder Servicing
                                                          Arrangements--Distribution Plan

         (h)                                              Administrator; Transfer Agent and Custodian;
                                                          Independent Public Accountants

16.      Brokerage Allocation and Other Policies          Brokerage Practices and Commissions
         (a), (b), (c)                                    Brokerage Practices and Commissions
         (d)                                              Not Applicable

         (e)                                              Brokerage Practices and Commissions

17       Capital Stock and Other Securities               Capitalization and Voting
         (a)                                              Capitalization and Voting

         (b)                                              Not Applicable

18.      Purchase, Redemption and Pricing of Shares
         (a)                                              Pricing of Fund Shares

         (b)                                              Not Applicable

         (c)                                              Pricing of Fund Shares

         (d)                                              Not Applicable

19       Taxation of the Fund                             Taxes

20.      Underwriters
         (a)                                              Distributor

         (b), (c)                                         Not Applicable

21.      Calculation of Performance Data                  Calculation of Performance Data

22.      Financial Statements                             Financial Statements


Part C

        Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430



                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 1-800-997-7327
                                www.ssgafunds.com


                        INTERMEDIATE MUNICIPAL BOND FUND


As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this prospectus is accurate and complete, nor approved or disapproved of these securities. Any representation to the contrary is a criminal offense.

The Intermediate Municipal Bond Fund seeks to provide federally tax-exempt current income by investing primarily in a diversified portfolio of municipal debt securities with a dollar-weighted average maturity of between three and 10 years.



                          PROSPECTUS DATED MAY 30, 2000

                                TABLE OF CONTENTS

INVESTMENT STRATEGIES AND PRINCIPAL RISKS.......................................................3

   INVESTMENT OBJECTIVE.........................................................................3
   PRINCIPAL INVESTMENT STRATEGIES..............................................................3
   PRINCIPAL RISKS OF INVESTING IN THE FUND.....................................................3
   RISK AND RETURN..............................................................................4

FEES AND EXPENSES OF THE FUND...................................................................5

MANAGEMENT OF THE FUND..........................................................................6

ADDITIONAL INFORMATION ABOUT THE FUND'S OBJECTIVES, INVESTMENT STRATEGIES AND RISKS.............6

SHAREHOLDER INFORMATION.........................................................................8

   PURCHASE OF FUND SHARES......................................................................8
   REDEMPTION OF FUND SHARES...................................................................10
   DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS................................12
   PRICING OF FUND SHARES......................................................................13
   DIVIDENDS AND DISTRIBUTIONS.................................................................13
   TAXES.......................................................................................13

ADDITIONAL INFORMATION ABOUT THE FUND..........................................................16

                    INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The fund's investment objective is to provide federally tax-exempt current income by investing primarily in a diversified portfolio of municipal debt securities with a dollar-weighted average maturity of between three and 10 years.

This objective may be changed only with the approval of a majority of the fund's shareholders as defined in the Investment Company Act of 1940 (the 1940 Act).



PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the fund may invest at least 80% of its assets in municipal debt obligations in the top three credit ratings categories (Aaa, Aa, and A for Moody's Investors Services, Inc. ("Moody's"), or AAA, AA, and A for Standard and Poor's Corporation). The fund may invest up to 20% of its assets in bonds rated Baa (by Moody's) or BBB (by Standard and Poor's) or lower. However, the fund would be limited to 5% investment in lower rated or unrated securities. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Such securities are sometimes referred to as "junk bonds." Please see information about credit quality under "Additional Information about the Fund's Objectives, Strategies and Risks." Although the fund does not intend to invest in securities subject to the alternative minimum tax, it is allowed to do so without limitation. The fund may also purchase US government securities.

The Advisor's investment process is a top-down, bottom up discipline. The Advisor sets, and continually evaluates and adjusts, a duration for the fund based upon expectations about the direction of interest rates and other economic factors. Please see "Additional Information about the Fund's Objectives, Investment Strategies and Risks."


PRINCIPAL RISKS OF INVESTING IN THE FUND

Investment in the fund, like any investment, has risks. Fund shares will rise and fall in value and there is a risk you could lose money by investing in the fund. There can be no assurance that the fund will achieve its objective. An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Because the fund may be 80% or more invested in municipal debt obligations, its returns may be less than a fund which can invest without limitation in all types of securities.


Risks of Municipal Obligations. Municipal obligations are affected by economic, business or political developments. These securities may be less subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.


Municipal obligations include revenue obligations. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment.


Interest Rate Risk. The chance that bond prices overall will decline over short or even long periods due to rising interest rates.

Interest rate risk is generally moderate for intermediate-term bonds.

Income Risk. The chance that falling interest rates will cause the fund's income to decline.

Income risk is generally moderate for intermediate-term bonds.

Call Risk. The chance that during periods of falling interest rates, a bond issuer will call--or repay--a high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the fund would experience a decline in income and the potential for taxable capital gains.

Call risk is generally moderate for intermediate-term bonds.

Credit Risk. The chance that a bond issuer will fail to repay interest and principal in a timely manner.

Credit risk, which has the potential to hurt the fund's performance, should be low for the fund due to its policy of purchasing mostly high quality bonds.

Manager Risk. The chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

Tax Risks of Municipal Securities. The yields and market values of Municipal Securities may be more adversely impacted by changes in tax rates and policies than taxable fixed-income securities. Because interest income from Municipal Securities is normally not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect a Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

RISK AND RETURN


The Intermediate Municipal Bond Fund has not been in existence for a full calendar year. Therefore, performance information is not available. The prospectus will be updated when information is available. This fund will commence operations in June 2000.

                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)

      Maximum Sales Charge (Load) Imposed on Purchases                   None
      Maximum Deferred Sales Charge (Load)                               None
      Maximum Sales Charge (Load) Imposed on Reinvested
         Dividends or Other Distributions                                None
      Redemption Fee                                                     None
      Exchange Fee                                                       None
      Maximum Account Fee                                                None


Annual Fund Operating Expenses
   (expenses that are deducted from fund assets)


      Management Fee(1)                                                      .30%
      Distribution and Service (12b-1) Fees(2)                               .10
      Total Other Expenses                                                   .53
                                                                         -------
      Gross Expenses                                                         .93
      Less Contractual Management Fee Reimbursement                         (.28)
                                                                         -------
      Total Annual Fund Operating Expenses after
      Reimbursement                                                          .65%
                                                                         =======


--------

(1) The Advisor has contractually agreed to reimburse the fund for all expenses in excess of .65% of average daily net assets on an annual basis until December 31, 2002.

(2) The ratio includes .04% for 12b-1 Distribution and .06% for 12b-1 Shareholder Servicing Fees.



Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


     1 year                 3 years

       $66                   $208
       ===                   ====


Investors purchasing fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

Long-term shareholders of the fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

                             MANAGEMENT OF THE FUND

Investment Advisor. State Street Bank and Trust Company (State Street or Advisor), One International Place, Boston, Massachusetts 02110, serves as the investment advisor for the fund and directs the investment of the fund in accordance with the fund's investment objective, policies and restrictions.


State Street is one of the largest providers of securities processing and record keeping services for US mutual funds and pension funds. State Street Global Advisors ("SSgA") is the investment management business of State Street, a 200-year old pioneer and leader in the world of financial services. State Street is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street, with over $720 billion under management as of May 4, 2000, provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

For these services, the fund pays State Street an annual management fee, calculated daily and paid monthly, of 0.02% (after fee reimbursement) of the average daily net asset value of the fund. The annual management fee before the reimbursement is .30% of the average daily net asset value of the fund.

Ms. Deborah B. Vargo, Principal, is the lead portfolio manager primarily responsible for investment decisions regarding the fund. Ms. Vargo has been with the firm since 1984. She is responsible for trading and investment strategies pertaining to the tax-exempt municipal bond market and has been dedicated to this asset class for over 16 years. At SSgA, she has managed corporate cash, tax-exempt common trust funds and a large public utility account. Ms. Vargo's work with the utility relationship resulted in her garnering the Chairman's Award for Excellence. She holds a BS in Finance from Boston University. There are five other portfolio managers who assist in managing the fund.


                     ADDITIONAL INFORMATION ABOUT THE FUND'S
                   OBJECTIVES, INVESTMENT STRATEGIES AND RISKS


The fund's investment objective is fundamental. A fundamental investment objective may only be changed with the approval of the fund's shareholders. The investment policies described below reflect the fund's current practices. In addition to the principal risks explained above, other risks are explained in some of the descriptions of the investment policies below. There can be no assurance that these investment policies will ensure achievement of the fund's investment objective.

The Advisor's investment process is a top-down, bottom up discipline, which is also comprised of the following components: evaluation, construction and implementation. Each component stage is designed to add value to the investment process and result in favorable return over a benchmark index or peer group competition. The Advisor sets, and continually evaluates and adjusts, duration for the fund based upon expectations about the direction of interest rates and other economic factors. In the construction phase, the Advisor builds the portfolio based on the conclusions reached in the evaluation phase. The Advisor researches bond issuers to find attractive credit characteristics. The Advisor then determines the relative value in the market at any point in time. The Advisor purchases only those securities which have been deemed creditworthy. In the implementation phase, the Advisor conducts analyses of historical versus current sector spread relationships to uncover trends and trading opportunities between sectors, regions and individual issuers. This allows the Advisor to create an ideal mix of sectors and securities for the fund.

The fund will invest at least 80% of its net assets in tax-exempt securities under normal market conditions. The fund invests in municipal bonds that, depending on their maturity and quality, provide varying amounts of tax-exempt income. The fund is therefore subject to certain risks. The performance objective of the Municipal Bond Fund is to generate competitive current income and outperform its chosen benchmark or peer group representation before expenses.


Information on Municipal Bond Funds. Municipal bond funds invest in interest-bearing securities issued by states, territories and possessions of the United States and District of Columbia and political subdivisions, agencies and authorities to support their financial needs or to finance public projects. A municipal bond, like a bond issued by a corporation or the US government, obligates the issuer to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date.

Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges.

Municipal Securities. The fund may purchase municipal securities issued by or on behalf of public authorities to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental users, and the user, rather than the municipality, assumes the credit risk. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.


Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit backed securities, the Advisor reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.


Municipal obligations involve possible risks, including being affected by economic, business and political developments and being subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors. Future laws may be effected extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. For instance, legislative proposals are introduced from time to time to restrict or eliminate the federal income tax exemption for municipal obligations interest. If such legislation is adopted, the Board of Trustees will re-evaluate the fund's investment objective and may submit possible changes in the structure of the fund to its shareholders if shareholder approval is required.

Taxable Investments. From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the fund's net assets) or for temporary defensive purposes, the fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency (see "Ratings of Municipal Obligations," below); obligations of the US Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of US domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the fund that are attributable to income earned by the fund from Taxable Investments will be taxable to investors. For more information, please see the sections in this prospectus called "Dividends and Distributions" and "Taxes." Under normal market conditions, the fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments. When investing for defensive purposes, the fund may not achieve its investment objective.


Credit Quality. A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) the bond issuer will default, or fail to meets is payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four ratings categories are considered "investment grade." These types of bonds will comprise up to 95% of the fund's portfolio under normal market conditions. The fund may invest up to 5% of its assets in debt securities rated less than BBB- by S&P or Baa by Moody's, or in unrated securities judged by the Advisor to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks than investment-grade bonds, in that they are especially subject to adverse changes in general economic conditions and, in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. Debt rated BB, B, CCC, CC and C by S&P, and debt rated Ba, B, Caa, Ca and C by Moody's, is regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and D the highest. For Moody's, Ba indicates the lowest degree of speculation and C the highest. These lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest. Such securities are sometimes referred to as "junk bonds." The fund may invest in unrated securities if the underlying rating is deemed appropriate and/or the issuer does not choose to apply for a rating. This can occur in a pre-refunding situation or when an issuer has temporary, short-term needs.


Ratings of Municipal Obligations. The fund will invest at least 80% of the value of its net assets in municipal obligations which, in the case of bonds, are rated no lower than A by Moody's , Standard & Poor's Ratings Group ("S&P") or Fitch IBCA, Inc. ("Fitch" and, together with Moody's and S&P, the "Rating Agencies"). The fund may invest up to 20% of the value of its net assets in municipal obligations which, in the case of bonds, are rated Baa by Moody's or BBB by S&P; however, of this amount, the fund would limit to 5% its investment in Municipal Obligations which are rated lower than the top four credit categories by the Rating Agencies and as low as the lowest rating assigned by the Rating Agencies. The fund also may invest in securities which, while not rated, are determined by the Advisor to be of comparable quality to the rated securities in which the fund may invest; for purposes of the 80% requirement described in this paragraph, such unrated securities will be considered to have the rating so determined.


Subsequent to its purchase by the fund, an issue of rated municipal obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require the sale of such municipal obligations by the fund, but the Advisor will consider such event in determining whether the fund should continue to hold the municipal obligations. To the extent that the ratings given by a Rating Agency for municipal obligations may change as a result of changes in such organization or its rating system, the fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the this prospectus and the fund's Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

US Government Securities. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

Variable and Floating Rate Securities. The fund may purchase variable rate securities which are instruments issued or guaranteed by entities such as municipalities and other issuers of municipal securities. The fund may also purchase floating rate securities. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.

Variable and floating rate securities are subject to interest rate risk, the risk that when interest rates increase, fixed-income securities held by a fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term securities. They are also subject to credit/default risk, the risk that an issuer of fixed-income securities held by a fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal.

The fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes which are obligations that permit the fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the fund will meet the quality criteria established for the purchase of municipal obligations.

                             SHAREHOLDER INFORMATION

PURCHASE OF FUND SHARES

Distribution and Eligible Investors. Shares of the funds are offered without a sales load by Russell Fund Distributors, Inc. (the Distributor), to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.

Minimum Initial and Subsequent Investments and Account Balance. The fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the account (other than IRA accounts) may be subject to redemption at the fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value (NAV) next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. The fund reserves the right to reject any purchase order. If you are purchasing fund assets through a pension or other participation plan, you should contact your plan administrator for further information on purchases.

Purchase Dates and Times. Fund shares may be purchased on any business day. A business day is one on which the New York Stock Exchange is open for regular trading. All purchases must be made in US dollars. Purchase orders in good form (described below) and payments for fund shares by check or by wire transfer must be received by the Transfer Agent prior to the close of the regular trading session of the New York Stock Exchange, which is ordinarily 4 p.m. Eastern time (the "Pricing Time"), to be effective on the date received. If an order or payment is received after the Pricing Time, the order will be effective on the next business day. Orders placed through a servicing agent or broker-dealer that has a selling or servicing agreement with the Distributor or the SSgA Funds must be received by the servicing agent or broker-dealer prior to the Pricing Time.

Order and Payment Procedures. There are several ways to invest in the funds. The funds require a purchase order in good form, which consists of a completed and signed Application for each new account, unless the account is opened through a third party which has a signed agreement with the Distributor or the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at 1-800-647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317. You may also access this information online at www.ssgafunds.com.

Mail. For new accounts, please mail the completed Application and check. Additional investments should also be made by check. You must include the fund name and account number on your check, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds or State Street Bank. If using a servicing agent or broker-dealer, please verify with them the proper address or instructions required before writing and mailing your check. All purchase requests should be mailed to one of the following addresses:


          Regular Mail:                 Registered, Express or Certified Mail:

          SSgA Funds                    SSgA Funds
          P.O. Box 8317                 2 Heritage Drive
          Boston, MA  02266-8317        North Quincy, MA  02171

All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.

Telephone Exchange Privilege. You may exchange a minimum of $100 of your shares for shares of any other SSgA Fund, as long as the minimum investment requirement is met. The fund offers this service without charge. To use this option, contact the Customer Service Department at 1-800-647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If you purchased shares of the fund by check, the shares must have been present in your account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss. Please contact your tax advisor.

Management believes that market timing strategies may be disruptive to the fund. For this reason, the Investment Company reserves the right to refuse or restrict an exchange by any person if the Investment Company reasonably believes that an exchange is part of a market timing strategy and that the fund may be adversely affected by the exchange. Although the Investment Company will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. Of course, your right to redeem shares would be unaffected by these restrictions.

Each fund reserves the right to terminate or modify the exchange privilege in the future.

Federal Funds Wire. You may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

1. Telephoning the Customer Service Department at 1-800-647-7327 between 8 a.m. and 4 p.m. Eastern time, and stating: (a) your account registration number, address and social security or tax identification number; (b) the name of the fund in which the investment is to be made and the account number; and (c) the exact amount being wired.

2.   Instructing the wiring bank to wire federal funds to:

          State Street Bank and Trust Company
          225 Franklin Street, Boston, MA  02110
          ABA #0110-0002-8

          DDA #9904-631-0
          SSgA (Name of Fund) Fund(s)
          Account Number and Registration
          Dollar Amount Per Account (if one wire is to cover more than one purchase)

If all wires, checks and transfers are not identified properly as instructed above, the Transfer Agent may delay, reject and/or incorrectly apply the settlement of your purchase. Any wires received at State Street Bank without a corresponding call into the Customer Service Department will be purchased as indicated on the wire at the next determined net asset value and will earn the dividend declared on the next business day.

Automatic Investment Plan. Once the initial investment has been made, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit through Automatic Clearing House (ACH) by debiting your bank checking account. Please complete the appropriate section of the Application and attach a voided personal check to correctly code your account with the bank instructions. Once this option has been established, you may call the Customer Service Department at 1-800-647-7327 prior to 3 p.m. Eastern time to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.

Systematic Exchange. The fund offers the option of having $100 or more exchanged within the SSgA Funds for accounts with identical registrations. You can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the minimum initial investment per fund has been satisfied.

Third Party Transactions. If you are purchasing fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

In-Kind Exchange of Securities. The fund may, at its discretion, permit you to purchase shares through the exchange of other securities you own. Any securities exchanged must meet the following criteria:

1. The investment objective, policies and limitations must match that of the fund;

2.   They must have a readily ascertainable market value;

3.   They must be liquid;

4.   They must not be subject to restrictions on resale; and

5. The market value of any securities exchanged, plus any cash, must be at least $25 million; the fund reserves the right to make exceptions to this minimum at its discretion.

Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--within 3 business days following the purchase exchange.

The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the fund will be valued in the same manner as the fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the fund, along with the securities.

REDEMPTION OF FUND SHARES

Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request in good order by following one of the methods described below. Typically, payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to your address of record. Upon request, redemption proceeds will be wire transferred to your account at a domestic commercial bank that is a member of the Federal Reserve System. If you purchased fund shares by check or an automatic investment program (AIP) and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the fund will generally postpone sending redemption proceeds until it can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check.

Redemption requests must be received prior to 4 p.m. Eastern time in order to be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4 p.m. Eastern time may transmit the request to the Transfer Agent by 9 a.m. Eastern time the next business day to receive the net asset value and dividend as of the prior business day, pursuant to a duly executed Shareholder Servicing Agreement with the SSgA Funds or the Distributor.

Telephone Redemption. Shareholders may normally redeem fund shares by telephoning the Customer Service Department at 1-800-647-7327 between 8 a.m. and 4 p.m. Eastern time. You must complete the appropriate section of the application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. Neither the fund, the Distributor nor the Transfer Agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to your address of record, if the address has not been changed within 60 days of the redemption request. To the extent the Transfer Agent fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for telephone instructions that prove to be fraudulent or unauthorized. The fund, the Distributor or the Transfer Agent will be responsible for the authenticity of terminal access instructions only if it acts with willful misfeasance, bad faith or gross negligence.

By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to your bank as previously indicated on your application or letter of instruction in good order. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will be sent the following business day. Although the fund does not charge a fee for this feature, your bank may charge a fee for receiving the wire. Please check with your bank before requesting this feature. If bank instructions are not indicated on the account, a signature guaranteed letter of instruction is required to add the bank information to send proceeds via wire.

Systematic Withdrawal Plan by Check. If your account balance is over $10,000, you may request periodic cash withdrawals automatically be paid to you or any person you designate. If the checks are returned to the fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the relevant fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Systematic Withdrawal Plan by ACH. You may make automatic withdrawals of $100 or more by completing the appropriate sections of the Application and attaching a voided check to code your account correctly with the bank information. You may also choose to establish this option with pre-designated withdrawal dates and amounts, if the account balance is over $10,000 or by calling the Customer Service Department at 1-800-647-7327, prior to 3 p.m. Eastern time, requesting the withdrawal. Withdrawals by telephone do not require a minimum account balance provided the fund's minimum investment is maintained.

Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the withdrawal.


Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price. All proceeds by check will normally be sent the following business day. A check is not available for telephone redemption requests in excess of $50,000; the request must be in writing. If your redemption request is over $50,000, please follow instructions for redemption by wire or by mail.



During periods of drastic economic or market changes, shareholders giving instructions by phone may encounter delays.


Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A signature guarantee will be required if:

1.   Your address of record has changed within the past 60 days;

2.   You are redeeming more than $50,000 worth of shares; or

3. You are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

1.   A broker or securities dealer, registered with a domestic stock exchange;

2.   A federal savings, cooperative or other type of bank;

3.   A savings and loan or other thrift institution;

4.   A credit union; or

5.   A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


          Seller                             Requirements for Written Requests

          Owner of individual, joint,        o    Letter of instruction, signed by all persons
          sole proprietorship,                    authorized to sign for the account stating general
          UGMA/UTMA (custodial                    titles/capacity, exactly as the account is
          accounts for minors) or                 registered; and
          general partner accounts
                                             o    Signature guarantee, if applicable (see above).

          -------------------------------------------------------------------------------------------

          Owners of corporate or             o    Letter of instruction signed by authorized
          association accounts                    person(s), stating capacity as indicated by the
                                                  corporate resolution;

                                             o    Corporate resolution, certified within the past
                                                  90 days; and

                                             o    Signature guarantee, if applicable (see above).

          -------------------------------------------------------------------------------------------

          Owners or trustees of trust        o    Letter of instruction, signed by all trustees;
          accounts
                                             o    If the trustees are not named in the
                                                  registration, please provide a copy of the trust
                                                  document certified within the past 60 days; and

                                             o    Signature guarantee, if applicable (see above).

          -------------------------------------------------------------------------------------------

          Joint tenancy shareholders         o    Letter of instruction signed by surviving
          whose co-tenants are deceased           tenant(s);

                                             o    Certified copy of the death certificate; and

                                             o    Signature guarantee, if applicable (see above).


Please contact the Customer Service Department at 1-800-647-7327 for questions and further instructions.

The fund may pay any portion of the redemption amount in excess of $25 million by a distribution in kind of readily marketable securities from the portfolio of the fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security. The fund reserves the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.

DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS

The fund has adopted a distribution plan pursuant to Rule 12b-1 (the Plan) under the Investment Company Act of 1940. The Plan allows the fund to pay distribution and other fees for the sale and distribution of fund shares and for services provided to shareholders. Because these fees are paid out of fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Payments to the Distributor, as well as payments from the fund to service organizations providing shareholder services to the fund, are not permitted by the Plan to exceed .25% of a fund's average net asset value per year. Any payments that are required to be made to the Distributor or service organization that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the Plan is in effect.

Service organizations providing shareholder services to the fund will be responsible for prompt transmission of purchase and redemption orders and may charge you a fee for their services.

PRICING OF FUND SHARES


The fund determines the price per share once each business day at 4:00 p.m. Eastern time, or the close of regular trading on the New York Stock Exchange, if earlier. Pricing does not occur on Exchange holidays. The price is computed by dividing the current value of the fund's assets, less its liabilities, by the number of shares of the fund outstanding and rounding to the nearest cent.


The fund values portfolio securities at market value. The fund values securities for which market quotations are not readily available at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that the amortized cost method does not represent market value.

DIVIDENDS AND DISTRIBUTIONS

The Board of Trustees intends to declare and pay dividends on shares of the fund quarterly from net investment income. Distributions will be made at least annually from net short- and long-term capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless you have elected to receive them in cash. You may make this election by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver fund mailings to you, or if a check remains uncashed for at least six months, the cash election will be changed automatically. Future dividends and other distributions will be reinvested in additional shares of the relevant fund until you notify the SSgA Funds in writing of the correct address. You must also request in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks will be cancelled and the amounts will be reinvested in the relevant fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.

Any dividend or capital gain distribution paid by the fund shortly after a purchase of shares will reduce the per share net asset value of the fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, you will be subject to taxes with respect to such dividend or distribution.

Distribution Option. You can choose from four different distribution options as indicated on the account Application:

o Reinvestment Option--Dividends and capital gains distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the Application, this option will be automatically assigned.

o Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

o Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

o Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

Distributions will be sent to a pre-designated bank by the ACH by the payable date, if the Cash Option is selected. If you chose cash option and requested a check, the check will be mailed to you.

TAXES

The tax discussion in this prospectus is only a summary of certain federal income tax issues generally affecting the fund and its shareholders. Circumstances among investors may vary, so you are encouraged to discuss investment in the fund with your tax advisor.

Because the yields on municipal bond funds and other tax-exempt funds are usually lower than those on taxable bond funds, you may not always benefit from a tax-exempt investment. Some taxable investments may serve you better. To determine which is more suitable, determine the tax-exempt fund's taxable equivalent yield. You do this by dividing the fund's tax-exempt yield by the total of 100% minus your tax bracket. For example, if you are in the 28% federal tax bracket, and you can earn a tax-exempt yield of 5%, the taxable equivalent yield would be 6.94% (5.0% divided by 72% [100% minus 28%]). In this example, you would choose the tax-exempt fund if its taxable equivalent yield of 6.94% were greater than the yield of a similar, though taxable investment.


The fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). As a RIC, the fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the fund's net investment income and net capital gain.

Distributions by the fund that are designated as "exempt-interest dividends" generally may be excluded from the shareholder's gross income. Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.

Certain tax-exempt bonds whose proceeds are used to fund private, for-profit organizations are subject to the alternative minimum tax, a special tax system that ensures that individuals pay at least some federal taxes. Although alternative minimum tax bond income is exempt from regular federal income tax, a very limited number of taxpayers who have many tax deductions may have to pay alternative minimum tax on the income from bonds considered tax-preference items. The fund may purchase certain private activity securities whose interest is subject to the federal alternative minimum tax for individuals. If the fund purchases such securities, investors who are subject to the alternative minimum tax will be required to report a legally determined portion of the fund's dividends as a tax preference item in determining their federal tax.

Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by the fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

You will be notified after each calendar year of the amount of income dividends and net capital gains distributed. You will also be advised of the percentage, if any, of the dividends by the fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

                                   SSgA FUNDS

                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                              SSgA Yield Plus Fund

                             SSgA Intermediate Fund

                              SSgA Bond Market Fund

                            SSgA High Yield Bond Fund

                      SSgA Intermediate Municipal Bond Fund

                           SSgA Growth and Income Fund

                             SSgA S&P 500 Index Fund

                             SSgA Matrix Equity Fund

                               SSgA Small Cap Fund
                 (Closed to new investors as of August 31, 1998)

                            SSgA Special Equity Fund

                         SSgA Tuckerman Active REIT Fund

                           SSgA Aggressive Equity Fund

                              SSgA IAM SHARES Fund

                           SSgA Emerging Markets Fund

                         SSgA Active International Fund

                  SSgA International Growth Opportunities Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                   SSgA Life Solutions Income and Growth Fund

                      ADDITIONAL INFORMATION ABOUT THE FUND



A Statement of Additional Information (SAI) includes additional information about the fund. The SAI is incorporated into this Prospectus by reference and is available, without charge, upon request. To request an SAI, other information about the fund or to make any shareholder inquiry, please contact the fund at:



                         Russell Fund Distributors, Inc.

                             One International Place

                           Boston, Massachusetts 02110

                                 1-800-997-7327



You also can review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the Commission's internet site at http://www.sec.gov, and copies also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also access the SSgA Funds' website at www.ssgafunds.com.



SSgA Funds' Investment Company Act File No.  811-5430

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430



                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 1-800-997-7327
                                www.ssgafunds.com

                       STATEMENT OF ADDITIONAL INFORMATION

                        INTERMEDIATE MUNICIPAL BOND Fund


                                  MAY 30, 2000


This Statement of Additional Information is not a prospectus. Instead, it supplements or describes in greater detail the SSgA Funds and the series named above as contained in the prospectus dated May 30, 2000. You may obtain a copy of the prospectus by calling 1-800-647-7327.

                                TABLE OF CONTENTS

FUND HISTORY................................................................3

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS............................3

   INVESTMENT RESTRICTIONS..................................................5
   TEMPORARY DEFENSIVE POSITION.............................................6
   PORTFOLIO TURNOVER.......................................................7

MANAGEMENT OF THE FUND......................................................7

   BOARD OF TRUSTEES AND OFFICERS...........................................7
   COMPENSATION.............................................................9
   CONTROLLING AND PRINCIPAL SHAREHOLDERS..................................10

INVESTMENT ADVISORY AND OTHER SERVICES.....................................11

   ADVISOR.................................................................11
   ADMINISTRATOR...........................................................11
   CUSTODIAN AND TRANSFER AGENT............................................12
   DISTRIBUTOR.............................................................12
   DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS................12
   INDEPENDENT ACCOUNTANTS.................................................13
   LEGAL COUNSEL...........................................................13

BROKERAGE PRACTICES AND COMMISSIONS........................................13

PRICING OF FUND SHARES.....................................................14

TAXES......................................................................15

CALCULATION OF PERFORMANCE DATA............................................16

ADDITIONAL INFORMATION.....................................................17

   SHAREHOLDER MEETINGS....................................................17
   CAPITALIZATION AND VOTING...............................................17
   FEDERAL LAW AFFECTING STATE STREET......................................17

FINANCIAL STATEMENTS.......................................................18

APPENDIX-DESCRIPTION OF SECURITIES RATINGS.................................19

                                  FUND HISTORY

SSgA Funds (the Investment Company) was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. The SSgA Funds was formerly known as The Seven Seas Series Fund. The name change took effect on December 27, 1996.

                DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS


The SSgA Funds is an open-end, management investment company which offers shares of beneficial interest in separate portfolios, each of which is referred to as a fund. Each SSgA Fund is diversified(1), in that at least 75% of its total assets are represented by a variety of instruments including cash, government securities, securities of other investment companies, and other securities within the limitations described in the investment restrictions.


Municipal Securities. Municipal securities purchased by the fund may bear fixed, floating or variable rates of interest or may be zero coupon securities. Municipal securities are generally of two types: general obligations and revenue obligations. General obligations are backed by the full faith and credit of the issuer. These securities include tax anticipation notes, bond anticipation notes, general obligation bonds and commercial paper. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Tax anticipation notes are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues. Bond anticipation notes are issued in expectation of the issuer obtaining longer-term financing.

Industrial Development and Private Activity Bonds. Industrial development bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; ports and airport facilities; colleges and universities; and hospitals. The principal security for these bonds is generally the net revenues derived from a particular facility, group of facilities, or in some cases, the proceeds of a special excise tax or other specific revenue sources. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability without obligation to make up deficiencies in the debt service reserve fund.

Private activity bonds are considered municipal securities if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. As noted in the fund's Prospectus and discussed below under "Taxes," interest income on these bonds may be an item of tax preference subject to federal alternative minimum tax for individuals and corporations.

Municipal Leases. The fund may purchase participation interests in municipal obligations, including municipal lease/purchase agreements. Municipal leases are an undivided interest in a portion of an obligation in the form of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. Certain participation interests may permit the Fund to demand payment on not more than seven days' notice, for all or any part of the fund's interest, plus accrued interest.

Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Some leases or contracts include "non-appropriation" clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce these risks, the fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by a letter of credit or guarantee of a bank.

Whether a municipal lease agreement will be considered illiquid for the purpose of the fund's restriction on investments in illiquid securities will be determined by officers of the Investment Company in accordance with procedures established by the Board of Trustees.


--------

(1) With the exception of the SSgA Tuckerman Active REIT Fund, which is non-diversified.

Variable and Floating Rate Securities. The fund may purchase variable or floating rate securities which are instruments issued or guaranteed by entities such as municipalities and other issuers of municipal securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.


Risks of Municipal Obligations. Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. The fund may be more adversely impacted by changes in tax rates and policies than other funds. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a fund's ability to acquire and dispose of municipal securities at desirable yield and price levels.

Concentration of a fund's investments in these municipal obligations will subject the fund, to a greater extent than if such investment was not so concentrated, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of concentration


Municipal and variable and floating rate securities are subject to interest rate risk, the risk that, when interest rates increase, fixed-income securities held by a fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term securities.

They are also subject to credit/default risk, the risk that an issuer of fixed-income securities held by a fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal.


Illiquid Securities. The fund will not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements and time deposits of more than seven days' duration and participation interests (including municipal leases), floating and variable rate demand obligations and tender option bonds as to which the fund cannot exercise a demand feature in seven or fewer days or for which there is no secondary market. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Securities Lending. A fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and a fund will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, a fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, a fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. A fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, a fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, a fund will also bear the risk of any decline in value of securities acquired with cash collateral. A fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage any fund.


Interfund Lending. The SSgA Funds have sought and been granted permission from the SEC to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs.


Standby Commitments. The fund's investments may include standby commitments, which are rights to resell municipal securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed upon price or yield. Standby commitments may involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and difference between the duration of the commitment and the maturity of the underlying security. The fund will limit standby commitment transactions to institutions which the Advisor believes present minimal credit risk.

Pre-Refunded Municipal Securities. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of US Government Securities. These payments have been "pre-refunded" using the escrow fund.


Insured Securities. Insured municipal securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a fund to receive only the face or par value of the securities held by the fund, but the ability to be paid is limited to the claims paying ability of the insurer. The insurance does not guarantee the market value of the municipal securities or the net asset value of a fund's shares. Insurers are selected based upon the diversification of its portfolio and the strength of the management team which contributes to the claims paying ability of the entity. However, the Advisor selects securities based upon the underlying credit with bond insurance viewed as an enhancement only. The Advisor's objective is to have a wrapper that provides additional liquidity to insulate against volatility in changing markets.


Auction Rate Securities. Auction rate municipal securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

US Government Obligations. The types of US Government obligations in which the fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law. The fund may purchase US Government obligations on a forward commitment basis.

Purchase of Other Investment Company Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, each fund may seek to achieve its investment objective by investing solely in the shares of other investment companies that have substantially similar investment objectives and policies. These other investment companies may charge management fees which shall be borne by the fund.

INVESTMENT RESTRICTIONS


The fund is subject to the following investment restrictions. Restrictions 1 through 11 are fundamental and restrictions 12 through 16 are nonfundamental. A fundamental restriction may only be changed by a vote of a majority of the fund's shareholders. A nonfundamental restriction may be changed by a vote of the Board of Trustees without shareholder approval. The fund will not:

     1. Invest 25% or more of the value of its total assets in securities of municipalities primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities) or in any one project. Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

     2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the fund's assets taken at market value, less liabilities other than borrowings. If at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets. Should the parties to these transactions fail financially, the fund may experience delays or loss of rights in the collateral securing the borrowers' obligations.

     3. Pledge, mortgage or hypothecate its assets. However, the fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the fund's total assets to secure borrowings permitted by paragraph (2) above.

     4. With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the fund's holdings in the securities of such issuer exceeds 5% of the value of the fund's assets and to not more than 10% of the outstanding voting securities of such issuer.


     5. Make loans to any person or firm; provided, however, that the making of a loan shall not include: (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors; or (ii) the entry into repurchase agreements. The fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the fund's total assets. Portfolio Securities may be loaned if collateral values are continuously maintained at no less than 100% marked to market daily.

     6. Purchase or sell commodities or commodity futures contracts except that the fund may enter into futures contracts and options thereon for hedging purposes, including protecting the price or interest rate of a security that the fund intends to buy and which relate to securities in which the fund may directly invest and indices comprised of such securities, and may purchase and write call and put options on such contracts.


     7. Purchase or sell real estate or real estate mortgage loans; provided, however, that the fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     8. Engage in the business of underwriting securities issued by others, except that the fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

     9. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     10. Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the fund's aggregate investment in such securities would exceed 5% of the fund's total assets.

     11. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

     12. Purchase from or sell portfolio securities to its officers or directors or other "interested persons" (as defined in the 1940 Act) of the fund, including its investment advisor and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.


     13. Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the fund's shareholders, and except to the extent permitted by the 1940 Act. These investment companies may charge management fees which shall be borne by the fund.


     14. Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

     15. Make investments for the purpose of gaining control of an issuer's management.

     16. Invest in real estate limited partnerships that are not readily marketable.

TEMPORARY DEFENSIVE POSITION

For defensive purposes, the fund may invest temporarily in short term fixed income securities. These include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations; commercial paper; bank certificates of deposit; bankers' acceptances and time deposits. These short term, fixed income securities may be used without limitation to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. When using this strategy, the weighted average maturity of securities held by the fund will decline, which will possibly cause its yield to decline as well. This strategy may be inconsistent with the fund's principal investment strategy in an attempt to respond to adverse market, economic, political or other conditions. Taking such a temporary defensive position may result in the fund not achieving its investment objective.

PORTFOLIO TURNOVER

Generally, securities are purchased for the fund for investment income and/or capital appreciation and not for short-term trading profits. The fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable.

The portfolio turnover rate for the fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded. A high turnover rate (over 100%) will: (1): increase transactions expenses which will adversely affect a fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of each fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA funds (see the section called "Investment Advisory and Other Services."). Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. The officers, all of whom are employed by the Administrator or its affiliates, are responsible for the day-to-day management and administration of the SSgA Funds' operations.

The following lists the SSgA Funds' trustees and officers, their mailing addresses and ages, their positions with the SSgA funds and their present and principal occupations during the past five years.


      --------------------------------------------------------------------------------------------------------------------------

       Name, Address and Age             Position(s) with       Principal Occupation(s) During Past 5 Years
                                         SSgA funds

      --------------------------------------------------------------------------------------------------------------------------
       Lynn L. Anderson                  Trustee (Interested    |X|   Vice Chairman, Frank Russell Company;
       909 A Street                      Person of the SSgA     |X|   Chairman of the Board and Chief Executive Officer,
       Tacoma, WA  98402                 funds as defined in          Frank Russell Investment Management Company and Russell
       Age 60                            the 1940 Act),               Fund Distributors, Inc.;
                                         Chairman of the        |X|   Chairman of the Board, Frank Russell Trust Company;
                                         Board and President    |X|   Trustee, President and Chief Executive Officer, Frank
                                                                      Russell Investment Company and Russell Insurance Funds;
                                                                      and
                                                                |X|   Director, Russell Insurance Agency, Inc., Frank Russell
                                                                      Investments (Ireland) Limited, Frank Russell Investment
                                                                      Company plc; Frank Russell Institutional Funds plc,
                                                                      Frank Russell Qualifying Investor Fund, and Frank
                                                                      Russell Investments (Cayman) Ltd.

      --------------------------------------------------------------------------------------------------------------------------
       William L. Marshall               Trustee                |X|   Chief Executive Officer and President, Wm. L.
       33 West Court Street                                           Marshall Associates, Inc. (a registered investment
       Doylestown, PA 18901                                           advisor and provider of financial and related consulting
       Age 57                                                         services);
                                                                |X|   Certified Financial Planner and Member, Institute of
                                                                      Certified Financial Planners;
                                                                |X|   Member, Registry of Financial Planning Practitioners
                                                                      and Advisory Committee, International Association for
                                                                      Financial Planning Broker-Dealer Program;
                                                                 Registered Representative for Securities with FSC Securities
                                                                 Corp., Marietta, Georgia.
      --------------------------------------------------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------------
       Steven J. Mastrovich              Trustee                |X|   Managing Director, HSBC Securities (USA) Inc.
       99 High Street, 27th Floor                               |X|   From 1998 to 2000, President, Key Global Capital,
       Boston, MA  02110                                              Inc.;
       Age 43                                                   |X|   From 1997 to 1998, Partner, Squire, Sanders & Dempsey
                                                                      (law firm);
                                                                |X|   From 1994 to 1997, Partner, Brown, Rudnick, Freed &
                                                                      Gesmer (law firm); and
                                                                |X|   From 1990 to 1994, Partner, Warner & Stackpole
                                                                      (law firm).

      --------------------------------------------------------------------------------------------------------------------------
       Patrick J. Riley                  Trustee                |X|   Partner, Riley, Burke & Donahue, L.L.P. (law firm).
       One Corporate Place
       55 Ferncroft Road
       Danvers, MA  01923
       Age 51

      --------------------------------------------------------------------------------------------------------------------------
       Richard D. Shirk                   Trustee               |X|   President and Chief Executive Officer, Blue
       3350 Peachtree Road, N.E.                                      Cross/Blue Shield of Georgia.
       Atlanta, GA  30326
       Age 54

      --------------------------------------------------------------------------------------------------------------------------
       Bruce D. Taber                    Trustee                |X|   Consultant, Computer Simulation, General Electric
       26 Round Top Road                                              Industrial Control Systems.
       Boxford, MA  01921
       Age 56

      --------------------------------------------------------------------------------------------------------------------------
       Henry W. Todd                     Trustee                |X|   President and Director, Zink & Triest Co., Inc.
       111 Commerce Drive                                             (dealer in vanilla flavor materials); and
       Montgomeryville, PA  18936                               |X|   Director, Executive Vice President, A.M. Todd Group,
       Age 52                                                         Inc. and Flavorite Laboratories.

      --------------------------------------------------------------------------------------------------------------------------
       J. David Griswold                 Vice President and     |X|   Assistant Secretary and Associate General Counsel,
       909 A Street                      Secretary                    Frank Russell Investment Management Company, Russell Fund
       Tacoma, WA  98402                                              Distributors, Inc., Frank Russell Capital Inc., Frank
       Age 42                                                         Russell Company and Frank Russell Investments (Delaware),
                                                                      Inc.;
                                                                |X|   Director, Secretary and Associate General Counsel,
                                                                      Frank Russell Securities, Inc.;
                                                                |X|   Secretary, Frank Russell Canada Limited/Limitee.

      --------------------------------------------------------------------------------------------------------------------------
       Mark E. Swanson                   Treasurer and          |X|   Director - Funds Administration, Frank Russell
       909 A Street                      Principal Accounting         Investment Management Company and Frank Russell Trust
       Tacoma, WA  98402                 Officer                      Company; and
       Age 36                                                   |X|   Treasurer and Chief Accounting Officer, Frank
                                                                      Russell Investment Company and Russell Insurance Funds.

      --------------------------------------------------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------------------
       Rick J. Chase                     Assistant Treasurer    |X|   Manager, Fund Administration, Frank Russell
       909 A Street                                                   Investment Management Company; and
       Tacoma, WA  98402                                        |X|   Assistant Treasurer, Frank Russell Investment Company
       Age 34                                                         and Russell Insurance Funds.

      --------------------------------------------------------------------------------------------------------------------------
       Deedra S. Walkey                  Assistant Secretary    |X|   Associate General Counsel and Assistant Secretary,
       909 A Street                                                   Frank Russell Company, Frank Russell Investment
       Tacoma, WA  98402                                              Management Company, Frank Russell Trust Company, Frank
       Age 35                                                         Russell Investment Company, Russell Insurance Funds, and
                                                                      Russell Insurance Agency.

      --------------------------------------------------------------------------------------------------------------------------
       Carla L. Anderson                 Assistant Secretary    |X|   Senior Paralegal and Assistant Secretary, Frank
       909 A Street                                                   Russell Company, Frank Russell Investment Management
       Tacoma, WA  98402                                              Company, Frank Russell Securities, Inc., Russell Fund
       Age 35                                                         Distributors, Inc., Frank Russell Capital Inc., Frank
                                                                      Russell International Services Company Inc., Russell Real
                                                                      Estate Advisors Inc. and A Street Investment Associates,
                                                                      Inc.
      --------------------------------------------------------------------------------------------------------------------------



COMPENSATION

Trustees who are not officers or employees of Frank Russell Investment Management Company, State Street Bank and Trust Company or their affiliates are paid $63,000 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. To date, none of the Trustees have used the deferred compensation plan. The Investment Company's officers and employees are compensated by the Administrator or its affiliates.

          ----------------------------------------------------------

          Trustee                    Total Annual Compensation
                                     from Investment Company per
                                     Fiscal Year

          ----------------------------------------------------------
           Lynn L. Anderson                          $0
          ----------------------------------------------------------
           William L. Marshall                  $63,000
          ----------------------------------------------------------
           Steven J. Mastrovich                 $63,000
          ----------------------------------------------------------
           Patrick J. Riley                     $63,000
          ----------------------------------------------------------
           Richard D. Shirk                     $63,000
          ----------------------------------------------------------
           Bruce D. Taber                       $63,000
          ----------------------------------------------------------
           Henry W. Todd                        $63,000
          ----------------------------------------------------------

          ---------------------------------------------------------------------------------

          Name of SSgA Fund                         Amount of Total Annual Trustee
                                                    Compensation (Including Out of Pocket
                                                    Expenses) Attributable to Each Fund
                                                    For the Fiscal Year Ended August 31,
                                                    1999

          ---------------------------------------------------------------------------------
           Money Market                                          $148,616
          ---------------------------------------------------------------------------------
           US Government Money Market                              26,152
          ---------------------------------------------------------------------------------
           Matrix Equity                                           11,327
          ---------------------------------------------------------------------------------
           S&P 500 Index                                           47,343
          ---------------------------------------------------------------------------------
           Small Cap                                                8,227
          ---------------------------------------------------------------------------------
           Yield Plus                                              14,754
          ---------------------------------------------------------------------------------
           Bond Market                                              4,966
          ---------------------------------------------------------------------------------
           Emerging Markets                                         6,022
          ---------------------------------------------------------------------------------
           US Treasury Money Market                                20,386
          ---------------------------------------------------------------------------------
           Growth & Income                                          5,267
          ---------------------------------------------------------------------------------
           Intermediate                                             2,187
          ---------------------------------------------------------------------------------
           Prime Money Market                                      50,634
          ---------------------------------------------------------------------------------
           Tax Free Money Market                                    6,081
          ---------------------------------------------------------------------------------
           Active International                                     2,582
          ---------------------------------------------------------------------------------
           International Growth Opportunities                       1,494
          ---------------------------------------------------------------------------------
           Tuckerman Active REIT                                    1,473
          ---------------------------------------------------------------------------------
           High Yield Bond                                          1,191
          ---------------------------------------------------------------------------------
           Special Equity                                           1,531
          ---------------------------------------------------------------------------------
           Aggressive Equity(1)                                       839
          ---------------------------------------------------------------------------------
           IAM SHARES(1)                                              430
          ---------------------------------------------------------------------------------
           All Life Solutions Funds                                     0
          ---------------------------------------------------------------------------------


CONTROLLING AND PRINCIPAL SHAREHOLDERS


State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of May 4, 2000, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.


The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

Frank Russell Investment Management Company, Investment Company's Administrator ("Administrator"), will be the initial sole shareholder of the Fund until such time as the Fund has public shareholders and therefore Administrator may be deemed to be a controlling person for purposes of the 1940 Act.


--------

(1)  The fund did not operate a full year during fiscal 1999.

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

State Street Bank and Trust Company serves as the SSgA Funds' Investment Advisor pursuant to an Advisory Agreement dated April 12, 1988. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110. State Street also serves as the Investment Company's Custodian and Transfer Agent (see below).

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the fund and either a majority of all Trustees or a majority of the shareholders of the fund approve its continuance. The Agreement may be terminated by the Advisor or a fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


Under the Advisory Agreement, the Advisor directs each fund's investments in accordance with its investment objective, policies and limitations. For these services, the fund pays an annual management fee to the Advisor of 0.02% (after fee reimbursement) of the average daily net asset value of the fund. The annual management fee before the reimbursement is .30% of the average daily net asset value of the fund. The management fee rate is a percentage of the average daily net asset value of the fund, calculated daily and paid monthly.

State Street's Code of Ethics. Under State Street Global Advisors' Code of Ethics, all employees who are deemed to be access persons (employees who have interaction with funds or accounts managed by SSgA as part of their job function) must pre-clear personal securities transactions. The Code of Ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to SSgA's business or fiduciary responsibilities. Subject to the pre-clearance procedures contained in the Code, State Street employees may purchase securities held by the fund. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.


ADMINISTRATOR

Frank Russell Investment Management Company serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated April 12, 1988.

The Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Singapore and Auckland, and have approximately 1,400 officers and employees. The Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402. Frank Russell Company is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company.

Pursuant to the Administration Agreement with Investment Company, the Administrator will: (1) supervise all aspects of the fund's operations; (2) provide the fund with administrative and clerical services, including the maintenance of certain of the fund's books and records; (3) arrange the periodic updating of the fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to fund shareholders and the Securities and Exchange Commission; and (5) provide the fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the fund and Investment Company's other domestic investment portfolios pay the Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: $0 to and including $500 million -- .06%; over $500 million to and including $1 billion -- .05%; and over $1 billion -- .03%. The percentage of the fee paid by a particular fund is equal to the percentage of average aggregate daily net assets that are attributable to that fund. The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by the Administrator or any fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.


The Administrator and Distributor's Code of Ethics. Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

CUSTODIAN AND TRANSFER AGENT


State Street serves as the Custodian and Transfer Agent for the Investment Company. State Street also provides the basic portfolio recordkeeping required by the Investment Company for regulatory and financial reporting purposes. For its services as Custodian, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; yield calculation fees of $350.00 per non-money market portfolio per year; and $15,000 annual fee for services relating to the S&P 500 Index Fund as a feeder fund. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. Each fund also pays State Street a $5.00 fee per telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.


DISTRIBUTOR

Russell Fund Distributors, Inc. serves as the Distributor of fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). The Distributor is a wholly owned subsidiary of the Administrator. The Distributor's mailing address is One International Place, Boston, MA 02110.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS

Distribution Plan. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each fund has adopted an active distribution Plan providing for reimbursement for distribution expenses up to the plan limit.

In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the funds by enabling the funds to reach and retain more investors and servicing agents (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a fund would have.

The Plan provides that a fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

Distribution and Shareholder Servicing. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and
(4) expenses incurred in connection with the promotion and sale of fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Under the Plan, the fund and/or the Distributor may also enter into Service Agreements with financial institutions, which may include the Advisor ("Service Organizations"), to provide shareholder servicing with respect to shares of the fund held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers, including: answering inquiries regarding the fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the fund and or the Distributor, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc., Metropolitan Division of Commercial Banking, Retirement Investment Services and State Street Solutions. The purpose of the Service Agreements is to obtain shareholder services for fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. These agreements are reviewed annually by the Board of Trustees.

Payments to Distributor, as well as payments to Service Organizations, are not permitted by the Plan to exceed .25% per year of the average net asset value of the fund's shares. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. The fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP serves as the Investment Company's independent accountants. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, MA 02110.

LEGAL COUNSEL

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, provides legal services to the SSgA Funds.

                       BROKERAGE PRACTICES AND COMMISSIONS

All portfolio transactions are placed on behalf of each fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to a fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to a fund and/or the Advisor (or its affiliates). Advisor is authorized to cause each fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. Each fund or the Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the fund's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

The Advisor arranges for the purchase and sale of fund securities and selects brokers and dealers (including affiliates), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The Advisor may select brokers and dealers which provide it with research services and may cause a fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the fund to supplement its own research and analysis. Research services generally include services which assist investment professionals in their investment decision-making process, including information concerning securities or indexes, performance, technical market action, pricing, risk measurement, corporate responsibility and proxy issues, in addition to political and economic developments.

With respect to brokerage commissions, if commissions are generated by a fund, the Board reviews, at least annually, the commissions paid by a fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to a fund.

The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each fund and review the prices paid by the fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the fund. Certain services received by Advisor attributable to a particular fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

                             PRICING OF FUND SHARES

Shares of the funds are offered without a sales commission by Russell Fund Distributors, Inc. (the Distributor), to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The fund determines the price per share once each business day at 4:00 p.m. Eastern time. A business day is one on which the New York Stock Exchange is open for regular trading. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Trading may occur in debt securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of fund shares when the shareholder is not able to purchase or redeem fund shares. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

With the exceptions noted below, the fund values portfolio securities at market value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

The fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on fund shares computed by dividing the annualized daily income on the fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Investment Company filed an exemption from Section 18(f) of the 1940 Act on Form N-18-F on December 29, 1987, which may enable it to redeem securities in kind. Therefore, a fund may pay any portion of the redemption amount (in excess of $25 million) by a distribution in kind of readily marketable securities from its portfolio instead of cash.

                                      TAXES

Each fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, each fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the fund or that does not represent more than 10% of the outstanding voting securities of any one issuer; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a long-term gain with respect to shares of a fund and redeems or exchanges the shares, and has held the shares for six months or less, then any loss on the redemption or exchange will be treated as a long-term loss to the extent of the respective capital gain distribution.

Tax Exempt Income. Dividends paid by the fund will qualify as "exempt-interest dividends," and thus will be excludable from gross income by its shareholders, if the fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; the fund intends to satisfy this requirement. The aggregate dividends excludable from the shareholders' treatment of dividends from the fund under local and state income tax laws may differ from the treatment thereof under the Code.

If shares of the fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

Tax-exempt interest attributable to certain private activity bonds ("PABs") (including, in the case of a RIC receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that RIC) is an item of tax preference for purposes of the alternative minimum tax. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to that tax without regard to whether the fund's tax-exempt interest was attributable to those bonds.

The fund may purchase bonds at market discount (i.e., bonds with a purchase price less then original issue price or adjusted issue price). If such bonds are subsequently sold at a gain, then a portion of that gain equal to the amount of market discount, which should have been accrued through the sale date, a portion of which may be taxable to shareholders as ordinary income. The Budget Reconciliation Act of 1993 contains a provision which repeals a 1984 rule pertaining to the treatment of profits of discount bonds. Gains attributed to a market discount will be taxed as ordinary income and gains from accretion will be taxed as a capital gain. The difference lies in the determination of which portion of the gain is accretion and which is market discount.

Entities or persons who are "substantial users" (or persons related to substantial users) of facilities financed by PABs or industrial development bonds ("IDBs") should consult their tax advisors before purchasing shares of the fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a non-exempt person who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends paid by the fund still are tax-exempt to the extent described in the fund's prospectus; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

If the fund invests in any instrument that generates taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to the fund's shareholders as ordinary income to the extent of the fund's earnings and profits. Moreover, if the fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders. There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions and property and casualty insurance companies. A shareholder falling into any such category should consult its tax advisor concerning its investment in shares of the fund.

State and Local Taxes. Depending upon the extent of each fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the fund with the investor's tax advisor.

Issues Related to Hedging and Option Investments. A fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the fund with the investor's tax advisor.

                         CALCULATION OF PERFORMANCE DATA

The fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                 n
           P(1+T)  = ERV
           where:   P =       a hypothetical initial payment of $1,000

                    T =       average annual total return

                    n =       number of years

                    ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

Yields are computed by using standardized methods of calculation required by the Securities and Exchange Commission. Yields are calculated by dividing the net investment income per share earned during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                            6
           YIELD = 2[(a-b+1) -1]
                      ---
                      Cd

           where:  A =   dividends and interests earned during the period

                   B =   expenses accrued for the period (net of
                         reimbursements);

                   C = average daily number of shares outstanding during the period that were entitled to receive dividends; and

                   D = the maximum offering price per share on the last day of the period.

The yield quoted is not indicative of future results. Yields will depend on the type, quality, maturity and interest rate of instruments held by the Fund. Total return and other performance figures are based on historical earnings and are not indicative of future performance.

                             ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CAPITALIZATION AND VOTING

Each fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

The fund share represents an equal proportionate interest in the fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

The Investment Company does not issue share certificates for the fund. Transfer Agent sends monthly statements to shareholders of the fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

FEDERAL LAW AFFECTING STATE STREET

Federal laws may prohibit state chartered banks such as State Street from engaging in the business of certain kinds of underwriting and other activities and may impact the services provided by State Street. SSgA Funds shares are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Advisor from continuing to perform all or a part of the above services for its customers and/or the fund. If the Advisor were prohibited from serving the fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the fund may occur. It is not expected by the Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

                              FINANCIAL STATEMENTS


Audited financial statements will be available within 60 days following the end of the fund's then current fiscal year, which ends August 31. When available, copies of the financial statements can be obtained without charge by calling Distributor at (800) 647-7327.

                   APPENDIX-DESCRIPTION OF SECURITIES RATINGS


Ratings of Debt Instruments and Municipal Securities

Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Ratings of Short-Term Municipal Loans

Moody's:

MIG-1/VMIG-1 -- Securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2/VMIG-2 -- Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

S&P:

SP-1 -- Short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 -- Issues rated SP-2 have satisfactory capacity to pay principal and interest.

Ratings of Commercial Paper

Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

The following is a description of the securities ratings of Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch ("Thomson").

Long-Term Corporation and Tax-Exempt Debt Ratings

The two highest ratings of D&P for tax-exempt and corporate fixed-income securities are AAA and AA. Securities rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free US Treasury debt. Securities rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

The two highest ratings of Fitch for tax-exempt and corporate bonds are AAA and AA. AAA bonds are considered to be investment grade and of the highest credit quality. The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the AA rating symbol to indicate relative standing within the rating category.

The two highest ratings of S&P for tax-exempt and corporate bonds are AAA and AA. Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal. Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

The two highest ratings of Moody's for tax-exempt and corporate bonds are Aaa and Aa. Tax-exempt and corporate bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards." Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger. Moody's may modify a rating of Aa by adding numerical modifiers of 1, 2 or 3 to show relative standing within the Aa category. The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a "con" indicating the bonds are rated conditionally. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. In addition, Moody's has advised that the short-term credit risk of a long-term instrument sometimes carries a MIG rating or one of the commercial paper ratings described below.

The two highest ratings of IBCA for corporate bonds are AAA and AA. Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA. IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within a major rating category. IBCA does not rate tax-exempt bonds.

The two highest ratings of Thomson for corporate bonds are AAA and AA. Bonds rated AAA are of the highest credit quality. The ability of the obligor to repay principal and interest on a timely basis is considered to be very high. Bonds rated AA indicate a superior ability on the part of the obligor to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Thomson does not rate tax-exempt bonds.

Short-Term Corporate and Tax-Exempt Debt Ratings

The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category. Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free US Treasury short-term obligations. Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Fitch's short-term ratings apply to tax-exempt and corporate debt obligations that are payable on demand or have original maturities of up to three years. The highest rating of Fitch for short-term securities encompasses both the F-1+ and F-1 ratings. F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 securities possess good credit quality and have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation. The A-2 designation indicates that capacity for timely payment on these issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Issuers rated Prime-1 (or related supporting institutions) in the opinion of Moody's have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of Prime-1 rated issues, but to a lesser degree. Ample alternate liquidity is maintained.

IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal banking subsidiaries. The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. The designation A-2 by IBCA indicates that the obligation is supported by a satisfactory capacity for timely payment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Thomson's short-term paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by banks and financial institutions. The designation TBW-1 represents the highest short-term rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. The designation TBW-2 represents the second highest short-term rating category and indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

Tax-Exempt Note Ratings

A S&P rating of SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation. Notes rated SP-2 are issued by issuers that exhibit satisfactory capacity to pay principal and interest.

Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). MIG-1/VMIG-1 denotes best quality. There is present strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG-2/VMIG-2 denotes high quality, with margins of protection ample although not as large as in the MIG-1/VMIG-1 group.

Fitch uses its short-term ratings described above under "Short-Term Corporate and Tax-Exempt Debt Ratings" for tax-exempt notes.

D&P uses the fixed-income ratings described above under "Long-Term Corporate and Tax-Exempt Debt Ratings" for tax-exempt notes and other short-term obligations.

                            PART C: OTHER INFORMATION

Item 23.      Exhibits
              --------

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
1.            First Amended and Restated

              Master Trust Agreement                                                  Post-Effective Amendment #35 (12/29/95)
              (a)   Amendment No. 1                                                   Post-Effective Amendment #35 (12/29/95)
              (b)   Amendment No. 2                                                   Post-Effective Amendment #35 (12/29/95)
              (c)   Amendment No. 3                                                   Post-Effective Amendment #35 (12/29/95)
              (d)   Amendment No. 4                                                   Post-Effective Amendment #35 (12/29/95)
              (e)   Amendment No. 5                                                   Post-Effective Amendment #35 (12/29/95)
              (f)   Amendment No. 6                                                   Post-Effective Amendment #35 (12/29/95)
              (g)   Amendment No. 7                                                   Post-Effective Amendment #35 (12/29/95)
              (h)   Amendment No. 8                                                   Post-Effective Amendment #35 (12/29/95)
              (i)   Amendment No. 9                                                   Post-Effective Amendment #40 (4/10/97)
              (j)   Amendment No. 10                                                  Post-Effective Amendment #43 (2/4/98)
              (k)   Amendment No. 11                                                  Post-Effective Amendment #47 (9/1/98)
              (l)   Amendment No. 12                                                  Post-Effective Amendment #50 (3/15/99)

              (m)   Amendment No. 13                                                  Exhibit 1(m)

2.            Bylaws                                                                  Post-Effective Amendment #42 (12/24/97)

3.            Instruments Defining Rights of Security Holders                         None
4.            Deferred Compensation Plan                                              Post-Effective Amendment #50 (3/15/99)

5(a)          Investment Advisory Agreement                                           Post-Effective Amendment #35 (12/29/95)
(b)           Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Investment Advisory Agreement
(c)           Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Investment Advisory Agreement
(d)           Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Investment Advisory Agreement
(e)           Letter agreement incorporating the Emerging markets Fund                Post-Effective Amendment #35 (12/29/95)
              and the Prime Money Market Fund within the Investment
              Advisory Agreement
(f)           Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Investment Advisory Agreement
(g)           Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Investment Advisory Agreement
(h)           Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Investment Advisory Agreement
(i)           Letter agreement incorporating the SSgA Special,                        Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Investment Advisory Agreement
(j)           Letter agreement incorporating the SSgA Aggressive                      Post-Effective Amendment #47 (9/1/98)
              Equity Fund within the Investment Advisory Agreement
(k)           Letter agreement incorporating the SSgA IAM SHARES Fund                 Post-Effective Amendment #51 (5/28/99)
              within the Investment Advisory Agreement


(l)           Letter agreement incorporating the SSgA Intermediate                    Exhibit 5(l)
              Municipal Bond Fund within the Investment Advisory Agreement

6.            Distribution Agreements
(a)           Distribution Agreement (Class A Shares)                                 Post-Effective Amendment #35 (12/29/95)
(a)(i)        Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Distribution Agreement
(a)(ii)       Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Distribution Agreement

(a)(iii)      Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Distribution Agreement
(a)(iv)       Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Distribution
              Agreement
(a)(v)        Letter agreement incorporating the Class A shares of the                Post-Effective Amendment #35 (12/29/95)
              Tax Free Money Market Fund within the Distribution Agreement
(a)(vi)       Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Distribution Agreement
(a)(vii)      Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Distribution Agreement
(a)(viii)     Letter agreement incorporating the Special Small Cap,                   Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Distribution Agreement
(a)(ix)       Letter agreement incorporating the SSgA Aggressive                      Post-Effective Amendment #47 (9/1/98)
              Equity Fund within the Distribution Agreement
(a)(x)        Letter agreement incorporating the SSgA IAM SHARES Fund                 Post-Effective Amendment #51 (5/28/99)
              within the Distribution Agreement

(a)(xi)       Letter agreement incorporating the SSgA Intermediate                    Exhibit 6(a)(xi)
              Municipal Bond Fund within the Distribution Agreement

(b)           Distribution Agreement (regarding Class B Shares of the                 Post-Effective Amendment #42 (12/24/97)
              Money Market and US Government Money Market Funds)
(b)(i)        Letter agreement incorporating the Class B Shares of the                To be filed by amendment
              Tax Free Money Market Fund within the Distribution Agreement
(c)           Distribution Agreement (regarding Class C Shares of the                 Post-Effective Amendment #42 (12/24/97)
              Money Market and US Government Money Market Funds)
(c)(i)        Letter Agreement incorporating the Class C Shares of the                To be filed by amendment
              Tax Free Money Market Fund within the Distribution Agreement

7.            Bonus, profit sharing, or pension plans                                 None

8.(a)         Custodian Contract                                                      Post-Effective Amendment #35 (12/29/95)
(b)           Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Fund into the Custodian Contract
(c)           Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds into the Custodian
              Contract
(d)           Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds into the Custodian Contract
(e)           Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds into the Custodian Contract
(f)           Fee Schedule, dated February 17, 1994, to Custodian                     Post-Effective Amendment #35 (12/29/95)
              Contract
(g)           Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund into the Custodian Contract
(h)           Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds into the
              Custodian Contract
(i)           Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds into the
              Custodian Contract
(j)           Letter agreement incorporating the Special,                             Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds into the Custodian Contract

(k)           Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund into the Custodian Contract
(l)           Letter agreement incorporating the IAM SHARES Fund into                 Post-Effective Amendment #51 (5/28/99)
              the Custodian Contract

(m)           Letter agreement incorporating the Intermediate Municipal               Exhibit 8(m)
              Bond Fund into the Custodian Contract

9(a)(i)       Transfer Agency and Service Agreement                                   Post-Effective Amendment #35 (12/29/95)
(a)(ii)       Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Transfer Agency and Service
              Agreement
(a)(iii)      Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Transfer Agency and Service Agreement
(a)(iv)       Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Transfer Agency and Service
              Agreement
(a)(v)        Letter agreement incorporating the Emerging markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Transfer Agency and
              Service Agreement
(a)(vi)       Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Transfer Agency and Service Agreement
(a)(vii)      Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Transfer Agency and Service Agreement
(a)(viii)     Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Transfer Agency and Service Agreement
(a)(ix)       Letter agreement incorporating the Special,                             Post-Effective Amendment #45  (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Transfer Agency and Service Agreement
(a)(x)        Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund within the Transfer Agency and Service Agreement
(a)(xi)       Letter agreement incorporating the IAM SHARES Fund                      Post-Effective Amendment #51 (5/28/99)
              within the Transfer Agency and Service Agreement

(a)(xii)      Letter agreement incorporating the Intermediate Municipal               Exhibit 9(a)(xii)
              Bond Fund within the Transfer Agency and Service Agreement

(b)(i)        Administration Agreement                                                Post-Effective Amendment #35 (12/29/95)
(b)(ii)       Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Administration Agreement
(b)(iii)      Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Administration Agreement
(b)(iv)       Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Administration Agreement
(b)(v)        Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Administration
              Agreement
(b)(vi)       Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Administration Agreement
(b)(vii)      Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Administration Agreement
(b)(viii)     Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #35 (12/29/95)
              Growth, Balanced and Income and Growth Funds within the
              Administration Agreement
(b)(ix)       Amendment No. 4 to the Administration Agreement between                 Post-Effective Amendment #41 (6/2/97)
              Frank Russell Investment Management Company and SSgA
              Funds

(b)(x)        Letter agreement incorporating the Special,                             Post-Effective Amendment #45  (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Administration Agreement
(b)(xi)       Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund within the Administration Agreement
(b)(xii)      Letter agreement incorporating the IAM SHARES Fund                      Post-Effective Amendment #51 (5/28/99)
              within the Administration Agreement

(b)(xiii)     Letter agreement incorporating the Intermediate Municipal               Exhibit 9(b)(xiii)
              Bond Fund within the Administration Agreement

10.           Opinion of Counsel
(a)           Relating to The Seven Seas Series Money Market Fund                     Post-Effective Amendment #42 (12/24/97)
(b)           Relating to The Seven Seas Series US Government Money                   Post-Effective Amendment #42 (12/24/97)
              Market Fund
(c)           Relating to The Seven Seas Series S&P 500 Index, S&P                    Post-Effective Amendment #42 (12/24/97)
              Midcap Index, Matrix Equity, International European
              Index, International Pacific Index and Short Term
              Government Securities Funds
(d)           Relating to The Seven Seas Series Yield Plus and Bond                   Post-Effective Amendment #42 (12/24/97)
              Market Funds
(e)           Relating to The Seven Seas Series US Treasury Money                     Post-Effective Amendment #42 (12/24/97)
              Market and Treasury Obligations Funds
(f)           Relating to The Seven Seas Series Growth and Income and                 Post-Effective Amendment #42 (12/24/97)
              Intermediate Funds
(g)           Relating to The Seven Seas Series Emerging Markets and                  Post-Effective Amendment #42 (12/24/97)
              Prime Money Market Funds
(h)           Relating to Class A, Class B and Class C Shares of The                  Post-Effective Amendment #42 (12/24/97)
              Seven Seas Series Money Market and US Government Money
              Market Funds
(i)           Relating to Class A, Class B and Class C Shares of The                  Post-Effective Amendment #42 (12/24/97)
              Seven Seas Series Tax Free Money Market Funds
(j)           Relating to The Seven Seas Series Real Estate Equity Fund               Post-Effective Amendment #42 (12/24/97)
(k)           Relating to the SSgA Life Solutions Growth, Balanced and                Post-Effective Amendment #41 (6/2/97)
              Income and Growth Funds
(l)           Relating to the Special, International Growth                           Post-Effective Amendment #45  (4/28/98)
              Opportunities and High Yield Bond Funds
(m)           Relating to the Aggressive Equity Fund                                  Post-Effective Amendment #47 (9/1/98)
(n)           Relating to the IAM SHARES Fund                                         Post-Effective Amendment #51 (5/28/99)

(o)           Relating to the Intermediate Municipal Bond Fund                        Exhibit 10(o)
11.           Other Opinions:  Consent of Independent Accountants                     Post-Effective Amendment #54 (12/17/99)


12.           Financial Statements Omitted from Item 23                               None

13.           Letter of Investment Intent
(a)           The Seven Seas Series Money Market Fund                                 Post-Effective Amendment #42 (12/24/97)
(b)           The Seven Seas Series US Government Money Market Fund                   Post-Effective Amendment #42 (12/24/97)
(c)           The Seven Seas Series Government Securities, Index,                     Post-Effective Amendment #42 (12/24/97)
              Midcap Index, Matrix, European Index and Pacific Index
              Funds
(d)           The Seven Seas Series Yield Plus and Bond Market Funds                  Post-Effective Amendment #42 (12/24/97)
(e)           The Seven Seas Series US Treasury Money Market and                      Post-Effective Amendment #42 (12/24/97)
              Treasury Obligations Funds
(f)           The Seven Seas Series Growth and Income and Intermediate                Post-Effective Amendment #42 (12/24/97)
              Funds
(g)           The Seven Seas Series Emerging Markets and Prime Money                  Post-Effective Amendment #42 (12/24/97)
              Market Funds
(h)           Class B and C Shares of The Seven Seas Series Money                     Post-Effective Amendment #42 (12/24/97)
              Market and US Government Money Market Funds
(i)           The Seven Seas Series Tax Free Money Market Fund (Class                 Post-Effective Amendment #42 (12/24/97)
              A, B and C Shares)

(j)           The Seven Seas Series Active International Fund                         Post-Effective Amendment #42 (12/24/97)
(k)           SSgA Life Solutions Growth, Balanced and Income and                     Post-Effective Amendment #41 (6/2/97)
              Growth Funds
(l)           SSgA Special, International Growth Opportunities and                    Post-Effective Amendment #45  (4/28/98)
              High Yield Bond Funds
(m)           SSgA Aggressive Equity Fund                                             Post-Effective Amendment #47 (9/1/98)
(n)           SSgA IAM SHARES Fund                                                    Post-Effective Amendment #51 (5/28/99)

(o)           SSgA Intermediate Municipal Bond Fund                                   Exhibit 13(o)

14.           Prototype Retirement Plan                                               None

15.           Distribution Plans pursuant to Rule 12b-1
(a)           Plan of Distribution for the government Securities,                     Post-Effective Amendment #35 (12/29/95)
              Index, Midcap Index, Matrix, European Index and Pacific
              Index Funds as approved by the Board of Trustees
(a)(i)        Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Yield Plus and Bond Market Funds into the Plan
(a)(ii)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Money Market and US Government Money Market Funds into
              the Plan (Class A Shares)
(a)(iii)      Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              US Treasury Money Market and US Treasury Obligations
              Funds into the Plan
(a)(iv)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Growth and Income and Intermediate Funds into the Plan
(a)(v)        Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Emerging Markets and Prime Money Market Funds into the
              Plan
(a)(vi)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Class A Shares of the Tax Free Money Market Fund into
              the Plan
(a)(vii)      Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Small Cap, Active International and Real Estate Equity
              Funds into the Plan
(a)(viii)     Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #41 (6/2/97)
              Life Solutions Growth, Balanced and Income and Growth
              Funds into the Plan
(a)(ix)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #45  (4/28/98)
              Special, International Growth Opportunities and High
              Yield Bond Funds into the Plan
(a)(x)        Addendum to Plan of Distribution incorporating the                      Post-Effective Amendment #47 (9/1/98)
              Aggressive Equity Fund in the Plan
(a)(xi)       Addendum to Plan of Distribution incorporating the IAM                  Post-Effective Amendment #51 (5/28/99)
              SHARES Fund into the Plan

(a)(xii)      Addendum to Plan of Distribution incorporating the                      Exhibit 15(a)(xii)
              Intermediate Municipal Bond Fund into the Plan

(b)           Plan of Distribution for the Money Market and US                        Post-Effective Amendment #42 (12/24/97)
              Government Money Market Funds (Class B Shares) as
              approved by the Board of Trustees
(b)(i)        Addendum to the Plan of Distribution incorporating the                  To be filed by amendment
              Class B Shares of the Tax Free Money Market Fund
(c)           Plan of Distribution for the Money Market and US                        Post-Effective Amendment #42 (12/24/97)
              Government Money Market Funds (Class C Shares) as
              approved by the Board of Trustees
(c)(i)        Addendum to the Plan of Distribution incorporating the                  To be filed by amendment
              Class C Shares of the Tax Free Money Market Fund
(d)           Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Bank and Trust Company
(d)(i)        Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #39 (12/27/96)
              Funds and State Street Brokerage Services, Inc.
(d)(ii)       Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #39 (12/27/96)
              Funds and State Street Bank and Trust Company,
              Metropolitan Division of Commercial Banking Services

(d)(iii)      Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Bank and Trust Company Retirement
              Investment Services Division
(d)(iv)       Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Solutions
(d)(v)        Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #50 (3/15/99)
              Funds and Global Cash Management Division of State
              Street Bank and Trust Company
(e)           Form of Agreement Pursuant to Rule 12b-1 Plan (relating                 To be filed by amendment
              to Class B Shares) as approved by the Board of Trustees
(f)           Form of Agreement Pursuant to Rule 12b-1 Plan (relating                 To be filed by amendment
              to Class C Shares) as approved by the Board of Trustees

16.           Code of Ethics
              (a)   Relating to the Registrant, Principal Underwriter                 Exhibit 16(a)
                    and Administrator
              (b)   Relating to the Investment Advisor                                To be filed by Amendment
17.           Financial Data Schedule                                                 To be filed by Amendment



Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          None


Item 25.  Indemnification
          ---------------

          Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant's First Amended and Restated Master Trust Agreement, which reads as follows:

"Section 6.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise with which such person may be or may have been threatened, while in office or thereafter, or by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification."

          The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Investment Advisory Agreement or on the part of the Adviser, or for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Adviser shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

          The Distribution Agreements relating to Class A, Class B and Class C Shares provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Distribution Agreement, the Distributor, its officers, directors and any controlling person (within the meaning of Section 15 of the 1933 Act) ("Distributor") shall be indemnified by the Registrant from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Distributor may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in said documents or necessary to make the statements not misleading.

Registrant provides the following undertaking:

          "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of Investment Adviser.
          -----------------------------------------------------

          The Investment Management Division of State Street Bank and Trust Company ("State Street") serves as adviser to the Registrant. State Street, a Massachusetts bank, currently manages large institutional accounts and collective investment funds. The business, profession, vocation or employment of a substantial nature which each director or officer of the investment adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

        NAME                     CAPACITY WITH ADVISOR                       BUSINESS NAME AND ADDRESS*
Tenley E. Albright, MD               Director                             Chairman, Western Resources, Inc.
                                                                          Two Commonwealth Avenue
                                                                          Boston, MA 02116-3134



I. MacAlister Booth                  Director                             Retired Chairman, President and CEO,
                                                                          Polaroid Corporation
                                                                          P.O. Box 428 - 68 Barnes Hill Road
                                                                          Concord, MA 01742

Marshall N. Carter                   Chairman and CEO                     State Street Bank and Trust Company
                                                                          225 Franklin Street - P.O. Box 351
                                                                          Boston, MA 02110

James I. Cash, Jr.                   Director                             The James E. Robison Professor of
                                                                          Business Administration, Harvard
                                                                          Business School (on sabbatical)
                                                                          c/o Stanford Graduate School of
                                                                          Business
                                                                          518 Memorial Way
                                                                          Stanford University
                                                                          Stanford, CA 94305-5015

Truman S. Casner                     Director                             Partner, Ropes & Gray
                                                                          One International Place - 37th Floor
                                                                          Boston, MA 02110

Nader F. Darehshori                  Director                             Chairman, President and CEO, Houghton
                                                                          Mifflin Company
                                                                          222 Berkeley - 5th Floor
                                                                          Boston, MA 02116-3764

Arthur L. Goldstein                  Director                             Chairman and CEO, Ionics, Inc.
                                                                          65 Grove Street
                                                                          P.O. Box 9131
                                                                          Watertown, MA 02272-9131

David P. Gruber                      Director                             President and CEO, Wyman-Gordon Company
                                                                          244 Worchester Street
                                                                          N. Grafton, MA 01536-8001

John M. Kucharski                    Director                             Chairman and CEO, EG&G, Inc.
                                                                          45 William Street
                                                                          Wellesley, MA 02181

Charles R. LaMantia                  Director                             President and CEO, Arthur D. Little,
                                                                          Inc.
                                                                          25 Acorn Park
                                                                          Cambridge, MA 02140

David B. Perini                      Director                             Chairman and President, Perini
                                                                          Corporation
                                                                          73 Mt. Wayte Avenue
                                                                          Framingham, MA 01701

Dennis J. Picard                     Director                             Chairman and CEO, Raytheon Company
                                                                          141 Spring Street
                                                                          Lexington, MA 02173

Alfred Poe                           Director                             CEO, MenuDirect Corp.
                                                                          865 Centennial Avenue
                                                                          Piscataway, NJ 08854

Bernard W. Reznicek                  Director                             President, Premier Group;
                                                                          National Director, Utility Markets of
                                                                          Central States Indemnity Company of Omaha
                                                                          1212 N. 96th Street
                                                                          Omaha, NE 68114-2274

David A. Spina                       President and Chief Operating        State Street Corporation
                                     Officer                              225 Franklin Street - P.O. Box 351
                                                                          Boston, MA 02110

Diana Chapman Walsh                  Director                             President, Wellesley College
                                                                          106 Central Street
                                                                          Wellesley, MA 02181

Robert E. Weissman                   Director                             Chairman and CEO, Cognizant Corporation
                                                                          200 Nyala Farms Road
                                                                          Westport, CT 06880

Item 27.  Principal Underwriters
          ----------------------

     (a) Russell Fund Distributors, Inc., also acts as principal underwriter for Frank Russell Investment Company.

      (b) The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:


 NAME AND PRINCIPAL                  POSITION AND OFFICES                        POSITION WITH
  BUSINESS ADDRESS*                    WITH UNDERWRITER                           REGISTRANT
Lynn L. Anderson                   Director and CEO                        Trustee, Chairman of the Board,
                                                                           and President

Carla L. Anderson                  Assistant Secretary                     Assistant Secretary

Leonard P. Brennan                 Director                                None

Karl J. Ege                        Secretary and General Counsel           None

J. David Griswold                  President and Associate                 Vice President and Secretary
                                   General Counsel

Linda L. Gutmann                   Treasurer and Controller                None

John C. James                      Assistant Secretary                     None

Randall P. Lert                    Director                                None

Gregory J. Lyons                   Assistant Secretary                     None

B. James Rohrbacher                Director, Compliance & Internal         Chief Compliance Officer
                                   Audit, Chief Compliance Officer


*Address of all individuals:  909 A Street, Tacoma, Washington 98402

Item 28.  Location of Accounts and Records
          --------------------------------

          The Registrant's Administrator, Frank Russell Investment Management Company, 909 A Street, Tacoma, Washington 98402, will maintain the physical possession of the books and records required by subsection (b)(4) of Rule 31a-1 under the Investment Company Act of 1940. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's investment adviser, transfer agent, and custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Registrant, the SSgA Funds certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 56 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 30th day of May, 2000.



                                     By:  /s/ Lynn L. Anderson
                                          -----------------------------------
                                          Lynn L. Anderson, President,
                                          Treasurer and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on May 30, 2000.


               Signature                     Title
               ---------                     -----

      /s/ Lynn L. Anderson                Trustee, President, Treasurer and
      -----------------------------       Chairman of the Board
      Lynn L. Anderson

      /s/ Steven J. Mastrovich            Trustee
      -----------------------------
      Steven J. Mastrovich

      /s/ William L. Marshall             Trustee
      -----------------------------
      William L. Marshall

      /s/ Patrick J. Riley                Trustee
      -----------------------------
      Patrick J. Riley

      /s/ Richard D. Shirk                Trustee
      -----------------------------
      Richard D. Shirk

      /s/ Bruce D. Taber                  Trustee
      -----------------------------
      Bruce D. Taber

      /s/ Henry W. Todd                   Trustee
      -----------------------------
      Henry W. Todd

                                  EXHIBIT INDEX

                 NAME OF EXHIBIT                                 EXHIBIT NUMBER
First Amended and Restated Master Trust Agreement Amendment      1(m)
No. 13

Letter Agreement incorporating the SSgA Intermediate             5(l)
Municipal Bond Fund within the Investment Advisory Agreement

Letter Agreement incorporating the SSgA Intermediate             6(a)(xi)
Municipal Bond Fund within the Distribution Agreement

Letter Agreement incorporating the SSgA Intermediate             8(m)
Municipal Bond Fund within the Custodian Contract

Letter Agreement incorporating the SSgA Intermediate             9(a)(xii)
Municipal Bond Fund within the Transfer Agency and Service
Agreement

Letter Agreement incorporating the SSgA Intermediate             9(b)(xiii)
Municipal Bond Fund within the Administration Agreement

Opinion of Counsel relating to the SSgA Intermediate             10(o)
Municipal Bond Fund

Letter of Investment Intent relating to the SSgA                 13(o)
Intermediate Municipal Bond Fund

Addendum to Plan of Distribution incorporating the               15(a)(xii)
Intermediate Municipal Bond Fund into the Rule 12b-1 Plan

Code of Ethics Relating to the Registrant, Principal             16
Underwriter and Administrator